Taxes on Income (Details) - Schedule of unrecognized tax benefits - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
Schedule Of Unrecognized Tax Benefits Abstract
Beginning of year		$ 1,034	[1]	$ 4,357
Additions related to tax positions taken during current year		312		613
Reduction related to settlements of tax matters				(1,286)
Reductions for tax positions of prior years		(952)		(2,650)
Balance at December 31	[1]	$ 394		$ 1,034

[1]	As of December 31, 2022, and 2021 unrecognized tax benefits in an amount of $131 and $788, respectively, were presented as a reduction from deferred taxes.